INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Effective tax rate	15.50%		23.90%	18.80%	31.10%	(77.90%)	16.60%	23.50%
Percentage of cash savings				85.00%
Percentage of cash savings retained				15.00%
Grants awarded		$ 32,208
Non-current liability recognized	$ 115,200			$ 115,200
Decrease to the tax receivable agreement liability	(18,700)			(18,700)
Income tax receivable agreement liability	96,500			$ 96,500
PSP3
Income Taxes
Grants awarded	$ 34,547